UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

NICHOLAS EQUITY INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2010 Date of Reporting Period: 12/31/2009

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 12/31/09

		VALUE
		-----------
COMMON STOCKS - 89.74%
	Consumer Discretionary - Durables & Apparel - 6.80%
20,000	LaCrosse Footwear Inc.	$ 254,400
60,000	Mattel, Inc.	1,198,800
13,800	National Presto Industries, Inc.	1,507,374
10,000	V.F. Corporation	732,400
		-----------
		3,692,974
		-----------
	Consumer Discretionary - Retail - 2.35%
15,000	Genuine Parts Company	569,400
40,000	PetMed Express, Inc.	705,200
		-----------
		1,274,600
		-----------
	Consumer Discretionary - Services - 1.22%
150,000	Jackson Hewitt Tax Service Inc.	660,000
		-----------
	Consumer Staples - Food & Staple Retail - 3.79%
35,000	Village Super Market, Inc.	956,200
30,000	Walgreen Co.	1,101,600
		-----------
		2,057,800
		-----------
	Consumer Staples - Food, Beverage & Tobacco - 5.75%
70,000	Altria Group, Inc.	1,374,100
25,000	Philip Morris International Inc.	1,204,750
66,715	Rocky Mountain Chocolate Factory, Inc.	540,391
		-----------
		3,119,241
		-----------
	Energy - 10.34%
13,000	Chevron Corporation	1,000,870
75,000	Dorchester Minerals, L.P.	1,596,000
30,000	Kayne Anderson Energy Total Return Fund, Inc.	693,000
40,000	Kayne Anderson MLP Investment Company	1,001,600
25,000	Plains All American Pipeline, L.P.	1,321,250
		-----------
		5,612,720
		-----------
	Financials - Banks - 1.47%
40,000	United Bankshares, Inc.	798,800
		-----------
	Financials - Insurance - 2.78%
25,000	Mercury General Corporation	981,500
20,000	Willis Group Holdings PLC	527,600
		-----------
		1,509,100
		-----------
	Financials - Real Estate - 4.49%
200,000	Cohen & Steers Quality Income Realty Fund, Inc.	1,214,000
40,000	HCP, Inc.	1,221,600
		-----------
		2,435,600
		-----------
	Health Care - Equipment - 3.95%
5,000	Alcon, Inc.	821,750
25,000	Fresenius Medical Care AG & Co. KGaA	1,325,250
		-----------
		2,147,000
		-----------
	Health Care - Pharmaceuticals & Biotechnology - 4.67%
20,000	Abbott Laboratories	1,079,800
80,000	Pfizer Inc.	1,455,200
		-----------
		2,535,000
		-----------
	Industrials - Capital Goods - 8.59%
16,000	Illinois Tool Works Inc.	767,840
40,000	Oshkosh Corporation *	1,481,200
25,000	Snap-on Incorporated	1,056,500
14,000	W.W. Grainger, Inc.	1,355,620
		-----------
		4,661,160
		-----------
	Industrials - Commercial Services & Supplies - 5.35%
66,723	ABM Industries Incorporated	1,378,497
71,180	Healthcare Services Group, Inc.	1,527,523
		-----------
		2,906,020
		-----------
	Information Technology - Hardware & Equipment - 2.10%
40,000	Diebold, Incorporated	1,138,000
		-----------
	Information Technology - Semiconductors
	& Semiconductor Equipment - 2.94%
55,000	Microchip Technology Incorporated	1,598,300

		-----------
	Information Technology - Software & Services - 3.50%
23,033	Computer Services, Inc.	828,958
35,000	Paychex, Inc.	1,072,400
		-----------
		1,901,358
		-----------
	Materials - 7.99%
25,000	AptarGroup, Inc.	893,500
35,000	Bemis Company, Inc.	1,037,750
23,600	Greif, Inc. - Class B	1,183,540
60,000	RPM International, Inc.	1,219,800
		-----------
		4,334,590
		-----------
	Telecommunication Services - 5.03%
50,000	AT&T Inc.	1,401,500
170,000	Frontier Communications Corporation	1,327,700
		-----------
		2,729,200
		-----------
	Utilities - 6.63%
50,000	Duke Energy Corporation	860,500
42,000	Integrys Energy Group, Inc.	1,763,580
60,000	TECO Energy, Inc.	973,200
		-----------
		3,597,280
		-----------
	TOTAL COMMON STOCKS (cost $41,531,850)	48,708,743
		-----------

PREFERRED STOCK - 0.04%
	Financials - Banks - 0.04%
1,000	ASBC Capital I Trust Preferred 7.625%, 06/15/32
	Callable, Cumulative
	(cost $18,800)	19,820
		-----------

CONVERTIBLE PREFERRED STOCKS - 3.20%
	Financials - Real Estate - 2.01%
47,000	BioMed Realty Trust, Inc. 7.375% Series A	1,090,400
		-----------
	Health Care - Services - 1.19%
57,650	National Healthcare Corporation Series A	644,527
		-----------
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(cost $1,921,615)	1,734,927
		-----------

SHORT-TERM INVESTMENTS - 6.91%
	Commercial Paper - 5.90%
$250,000	BMW US Capital, LLC 01/04/10, 0.25%	250,000
250,000	Volkswagen of America, Inc. 01/04/10, 0.28%	250,000
350,000	Hitachi Capital America Corp. 01/05/10, 0.30%	349,997
375,000	Hitachi Capital America Corp. 01/05/10, 0.30%	374,997
375,000	Wisconsin Energy Corporation 01/07/10, 0.25%	374,992
125,000	BMW US Capital, LLC 01/12/10, 0.30%	124,992
350,000	Franklin Resources, Inc. 01/12/10, 0.15%	349,988
300,000	Volkswagen of America, Inc. 01/14/10, 0.25%	299,979
275,000	Wisconsin Energy Corporation 01/15/10, 0.20%	274,983
295,000	Wisconsin Energy Corporation 01/22/10, 0.20%	294,971
255,000	Vulcan Materials Company 01/26/10, 0.24%	254,963
		-----------
		3,199,862
		-----------
	Variable Rate Security - 1.01%
550,473	American Family Financial Services, Inc.
	01/04/10, 0.10%	550,473
		-----------
	TOTAL SHORT-TERM INVESTMENTS (cost $3,750,335)	3,750,335
		-----------

	TOTAL SECURITY HOLDINGS (cost $47,222,680) - 99.89%	54,213,825
		-----------

	OTHER ASSETS, NET OF LIABILITIES - 0.11%	61,821
		-----------

	TOTAL NET ASSETS	$54,275,646
		-----------
		-----------

% OF NET ASSETS

As of December 31, 2009, investment cost for federal tax purposes was $47,097,795 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 9,949,944
Unrealized depreciation	(2,833,914)
-----------
Net unrealized appreciation	$ 7,116,030
-----------

-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Classification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks	$48,708,743
Preferred Stock	19,820
Convertible Preferred Stocks	1,734,927
Level 2 -
Commercial Paper	3,199,862
Variable Rate Security	550,473
Level 3 -
None	--
-----------
Total	$54,213,825
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS EQUITY INCOME FUND, INC.
By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: FEBRUARY 10, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: FEBRUARY 10, 2010

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: FEBRUARY 10, 2010